Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value and Carrying Value of Debt Facilities
The fair value and carrying value of the Debt Facilities were as follows ($000):

	June 30, 2025		June 30, 2024
	Fair Value	Carrying Value	Fair Value	Carrying Value
Senior Notes	$973,190	$985,034	$938,193	$984,061
Term A Facility	632,960	616,234	777,564	762,039
Term B Facility	2,108,938	2,065,880	2,390,497	2,334,701